Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)

($ millions)	Defined benefit pension and PRB plans	Hedge net investments	Translation foreign operations	Total
Opening balance, January 1, 2022	$(8)	$(158)	$159	$(7)
OCI before reclassification	4	(17)	640	627
Current period OCI (pre-tax)	$4	$(17)	$640	$627
Income tax on amounts retained in AOCI	(1)	2	—	1
Net current period OCI	$3	$(15)	$640	$628
Purchase of remaining non-controlling interest in subsidiaries (note 3)	—	—	5	5
Ending balance, December 31, 2022	$(5)	$(173)	$804	$626

Opening balance, January 1, 2021	$(12)	$(158)	$220	$50
OCI before reclassification	3	—	(61)	(58)
Amounts reclassified from OCI	3	—	—	3
Current period OCI (pre-tax)	$6	$—	$(61)	$(55)
Income tax on amounts retained in AOCI	(1)	—	—	(1)
Income tax on amounts reclassified to earnings	(1)	—	—	(1)
Net current period OCI	$4	$—	$(61)	$(57)
Ending balance, December 31, 2021	$(8)	$(158)	$159	$(7)

Reclassification From Accumulated Other Comprehensive Income

AOCI components reclassified	Income statement line item	Year Ended December 31, 2022	Year Ended December 31, 2021
Defined benefit pension and PRB plans	Other income	$—	$3
Deferred income taxes	Income tax expense – deferred	—	(1)
		$—	$2